Long Term Debt - Schedule of long term debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of long term debt [Abstract]
Balance, Beginning of Year	$ 108,236	$ 150,538
Foreign Exchange adjustments	2,076	3,188
Capital repayments in the period	(110,312)	(45,490)
Principal and interests	0	108,236
Long Term Debt, End of Year	$ 0	51,765
Less: current portion of long term debt		$ (56,471)